                                 MONITOR FUNDS

                    SUPPLEMENT DATED JANUARY 11, 1996 TO
                      PROSPECTUSES DATED APRIL 30, 1995

                         INVESTMENT SHARES TRUST SHARES

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

                                  -----------

Effective January 11, 1996 all references in the prospectuses dated April 30, 1995 of Monitor Funds (the "Trust") to "Federated Administrative Services" as administrator and Federated Securities Corp. as distributor of the Trust are hereby replaced with SEI Financial Management Corporation. and SEI Financial Services Company, respectively, and all references to "Federated Services Company" as transfer agent and dividend disbursing agent of the Trust are hereby replaced with SEI Financial Management Corporation.

                                  -----------

The information provided in the "Administration of Funds" section of the Trust's prospectuses dated April 30, 1995 is hereby replaced in its entirety with the following: "As Administrator of the Trust, SEI Financial Management Corporation is entitled to receive an annual administrative fee at a maximum rate of .11% of each Portfolio's average daily net assets for services performed under the Administration Agreement dated January 11, 1996 between SEI Financial Management Corporation and the Trust. SEI Financial Management Corporation and SEI Financial Services Company are located at 680 E. Swedesford Road, Wayne, PA 19087".

                                  -----------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  -----------

                                 MONITOR FUNDS

                      SUPPLEMENT DATED JANUARY 11, 1996
                 TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                 APRIL 30, 1995

Effective January 11, 1996 all references in the Statement of Additional Information dated April 30, 1995 of Monitor Funds (the "Trust") to "Federated Administrative Services" ("Federated") as administrator and "Federated Securities Corp." as distributor of the Trust are hereby replaced with SEI Financial Management Corporation. and SEI Financial SErvices Company, respectively, all references to "Federated Services Company" as transfer agent and dividend disbursing agent for the Trust are hereby replaced with SEI Financial Management Corporation.

                                  -----------

The following information is hereby added to the "Administrator" section of the Trust's Statement of Additional Information dated April 30, 1995: "SEI Financial Management Corporation ("SFM") serves as administrator to the Trust pursuant to an Administration Agreement dated January 11, 1996. SFM is entitled to receive an annual administrative fee at a maximum rate of .11% of each Portfolio's average daily net assets for services performed under the Administration Agreement. SFM is located at 680 E. Swedesford Road, Wayne, PA 19087".

                                  -----------

The information with respect to Messrs. Gonzales, Petnuch and Huber in the "Trustees and Officers" section of the Trust's Statement of Additional Information dated April 30, 1995 is hereby replaced with the following information:

David G. Lee--680 E. Swedesford Road, Wayne, PA 19087, President and Chief Executive Officer. Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

Stephen G. Meyer--680 E. Swedesford Road, Wayne, PA 19087, Controller, Treasurer and Chief Financial Officer. Vice President and Controller--Fund Resources, a division of SEI Corporation since March 1995. Director--Internal Audit and Risk Management--SEI Corporation (1992-1995). Senior Associate with Coopers & Lybrand LLP (1990-1992).

Kathryn L. Stanton--680 E. Swedesford Road, Wayne, PA 19087, Vice President and Secretary. Vice President and Assistant Secretary of SEI Corporation, since 1994. Associate with Morgan, Lewis & Bockius (1989-1994).

Sandra K. Orlow--680 E. Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary. Vice President and Assistant Secretary of SEI Corporation, since 1983.

Robert B. Carroll--680 E. Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary. Vice President and Assistant Secretary of SEI Corporation since 1994. Attorney with the Securities and Exchange Commission, Division of Investment Management (1990-1994).

Kevin P. Robins--680 E. Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary. Senior Vice President, General Counsel and Secretary of SEI Corporation since 1994. Vice President and Assistant Secretary of SEI Corporation (1992-1994). Associate with Morgan, Lewis & Bockius (1988-1992).

Todd Cipperman--680 E. Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary. Vice President and Assistant Secretary of SEI Corporation since 1995. Associate with Dewey Ballantine (1994-1995), Associate with Winston & Strawn (1991-1994).

Joseph M. Lydon--680 E. Swedesford Road, Wayne, PA 19087, Vice President and Assistant Secretary. Director of Business Administration--Fund Resources, a division of SEI Corporation since 1995. Vice President of Fund Group, Vice President of the Advisor--Dreman Value Management, LP and President of Dreman Financial Services, Inc. (1989-1995).

                                  -----------

THIS SUPPLEMENT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1995.

                                       2